Insurance Contracts - Insurance Contract Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance Contracts [Abstract]
Insurance contract liabilities	$ 176,018	$ 167,366
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities	(155,910)	(147,269)
Reinsurance contract held assets	6,138	6,318
Reinsurance contract held liabilities	2,049	1,825
Insurance
Insurance Contracts [Abstract]
Insurance contract liabilities	155,910	147,269	$ 135,669
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(155,575)	(146,914)	(135,485)
Insurance | PAA
Insurance Contracts [Abstract]
Insurance contract liabilities	19,127	18,356	17,264
Insurance | non-PAA
Insurance Contracts [Abstract]
Insurance contract liabilities	136,783	128,913	118,405
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(155,575)	(146,914)	(135,485)
Reinsurance contracts held
Insurance Contracts [Abstract]
Insurance contract liabilities	2,049	1,825	1,623
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	4,089	4,493	4,171
Reinsurance contracts held | non-PAA
Insurance Contracts [Abstract]
Insurance contract liabilities	2,049	1,825	1,623
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	4,089	4,493	$ 4,171
Non Backed Investments
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities	$ (442)	$ (325)